COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015
Operating Leased Assets [Line Items]
Lease expense	$ 2,542	$ 2,485	$ 2,283
Future minimum payment obligation	2,944
Purchase commitments:
Purchase commitments	2,711
Encouragement of Research and Development Agreement [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	50.00%
Contingent obligation	21,305
Royalty expense	312	42	0
Accrued royalties	306	42
Encouragement of Research and Development Agreement [Member] | Subsequent Event [Member]
Encouragement of Research and Development [Line Items]
Prepaid grant costs				9,942
Encouragement of Research and Development Agreement [Member] | Minimum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	3.50%
Encouragement of Research and Development Agreement [Member] | Maximum [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	100.00%
Percent of royalty obligation	4.50%
Yokneam [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	43
Termination notice required	90 days
Kiryat Gat [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	9
Extension term	5 years
Termination notice required	180 days
Unites States [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	$ 8